BT ALEX. BROWN
CASH RESERVE
FUND, INC.

Prime Series
Treasury Series
Tax-Free Series



SEMI-ANNUAL REPORT

September 30, 1997



[Logo] BT ALEX. BROWN

  FUND FEATURES
  ------------------------------------------------------------------------------

o DAILY DIVIDENDS

  The Fund declares dividends daily and distributes them monthly in the form of additional shares or, at your option, credits the dividends in cash to your account at BT Alex. Brown.

o CHECK REDEMPTION PRIVILEGE

  After completing an authorization form, you may redeem your shares by writing a check (in a minimum amount of $500) on your account. You will continue to earn dividends until your check reaches the bank for clearance.

o PURCHASES BY MAIL

  You may purchase shares by mailing a check and a completed order form to the Fund at P.O. Box 1346, Baltimore, MD 21203. Order forms may be obtained from your BT Alex. Brown investment representative.

o NO SALES CHARGE AND IMMEDIATE LIQUIDITY

  You may buy or redeem shares in your account at any time. There is no sales charge or penalty imposed by the Fund for the purchase or redemption of shares.

o AUTOMATIC PURCHASE AND SALE

  You may participate in a program that results in the automatic purchase and sale of Fund shares in conjunction with security transactions as well as cash balances accumulated in your BT Alex. Brown accounts.

o CONSTANT NET ASSET VALUE

  The Fund will attempt to maintain a constant net asset value of $1.00 per share and has done so since its inception on August 11, 1981. However, there can be no assurance that the Fund will be able to maintain a net asset value of $1.00 per share.

o MINIMUM INVESTMENT

  The minimum initial investment is $1,500. Subsequent investments may be made in an amount of $100 or more. The minimum amounts do not apply if you participate in the automatic purchase and sale program.

o CURRENT YIELD INFORMATION AVAILABLE

  For current yield information, call (410) 895-5995.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

October 29, 1997

     We are pleased to report on the progress of your Fund for the six months ended September 30, 1997. At the end of the period, the Fund's net assets totaled $4.9 billion, an increase of approximately 14% since the Fund's fiscal year-end of March 31, 1997. The breakdown among each of the Fund's series is illustrated in the pie chart below.

           ASSET BREAKDOWN BY SERIES

     Prime Series            $3.4 billion
     Treasury Series         $701 million
     Tax-Free Series         $774 million

PERIOD IN REVIEW

     The Federal Reserve Board's increase of the closely watched Federal Funds rate from 5.25% to 5.50% in March was unusual because it was not followed by further rate increases. Since the increase six months ago, there has been solid economic growth -- the Dow Jones Industrial Average has returned 15%, the yield on 10-year Treasury notes has decreased from just under 7% to nearly 6%, and inflation has declined to approximately 2%. Money market rates also declined during the six-month period, albeit modestly, with the yield on 3-month Treasury bills decreasing from 5.3% in March to 5% in September.

     International economies are beginning to struggle. European economies are dealing with the pressures associated with joining the European Monetary Union
(EMU). Southeast Asia, once the fastest growing region in the world, has started to slow, precipitating stock market and currency declines.

     Domestically, the Federal Reserve has been enjoying a seemingly perfect economy, with both low unemployment and low inflation. However, Federal Reserve Chairman Alan Greenspan has caused some concern in the markets by questioning whether this environment can continue. The markets, which apparently had speculated that the Fed would continue to take no action on interest rates, were somewhat surprised by Chairman Greenspan's comments and have become more volatile in recent weeks.

LETTER TO SHAREHOLDERS (CONCLUDED)
--------------------------------------------------------------------------------

     We continue to manage the Fund conservatively, as evidenced by the Standard & Poor's ratings of each of the Fund's series. Both the Prime and the Tax-Free Series continue to maintain a "AAAm" rating and the Treasury Series maintains a "AAAm-G" rating. These ratings are the highest that S&P awards to money market funds. In addition, each of the Fund's three series has provided a competitive return, as shown in the chart below.

--------------------------------------------------------------------------------
                            PERFORMANCE COMPARISONS
                                  30-DAY YIELD
--------------------------------------------------------------------------------
As of 9/30/97
--------------------------------------------------------------------------------
BT ALEX. BROWN CASH RESERVE PRIME SERIES                                   4.93%
First Tier Rated Money Fund Average                                        4.97%
--------------------------------------------------------------------------------
BT ALEX. BROWN CASH RESERVE TREASURY SERIES                                4.68%
100% U.S. Treasury Rated Money Fund Average                                4.71%
--------------------------------------------------------------------------------
As of 9/29/97
--------------------------------------------------------------------------------
BT ALEX. BROWN CASH RESERVE TAX-FREE SERIES                                3.11%
Tax-Free Rated Money Fund Average                                          3.06%
--------------------------------------------------------------------------------

Source: IBC/Donoghue, Inc. "Rated Money Fund Report," October 1997.

The yields shown represent past performance, which is no guarantee of future results. An investment in a money market fund is neither insured nor guaranteed by the U.S. government. The Rated Money Fund Averages are average yields of all funds rated AAA by Standard & Poor's in their respective categories.

--------------------------------------------------------------------------------

MARKET OUTLOOK

     We expect the economy will continue to grow at a steady pace. The earnings growth of U.S. corporations remains in the 10% to 12% range, due in large part to productivity gains. Pricing power remains limited with skilled labor being the scarcest resource.

     Going forward, the Federal Reserve will be carefully weighing the tradeoff between continued growth and potential inflation. Inflation is not yet evident in the producer or consumer price indexes, but inflation remains the Fed's primary concern. However, with real yields (the difference between nominal yields and the inflation component) being historically high, it is difficult to imagine any near-term return to rampant inflation.

     We continue to believe that the conservative approach we apply to investing on behalf of the Fund's three series will provide comfort to our shareholders as well as competitive yields.

     As always, we appreciate your support.

Sincerely,


/s/ Richard T. Hale
-------------------
Richard T. Hale
Chairman

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------    Par
PRIME SERIES                              S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper -- 87.4%(a)

AUTOMOBILES & TRUCKS - 2.0%
   Ford Motor Credit Corp.
      5.48%     10/2/97                    A-1      P-1    $20,000      $ 19,996,956
      5.55%      2/9/98                    A-1      P-1     20,000        19,596,083
   PACCAR Financial Corp.
      5.50%      10/2/97                   A-1+     P-1     15,000        14,997,708
   Toyota Motor Credit Corp.
      5.47%      10/14/97                  A-1+     P-1     15,000        14,970,371
                                                                        ------------
                                                                          69,561,118
                                                                        ------------
CHEMICALS, GENERAL - 3.9%
   E.I. duPont de Nemours and Co.
      5.61%      10/2/97                   A-1+     P-1     10,000         9,998,441
      5.49%      11/25/97                  A-1+     P-1     10,000         9,916,125
      5.55%      12/3/97                   A-1+     P-1     20,000        19,805,750
      5.62%      12/4/97                   A-1+     P-1     20,000        19,800,178
      5.54%      12/5/97                   A-1+     P-1     25,000        24,749,931
      5.46%      1/12/98                   A-1+     P-1     25,000        24,609,458
      5.47%      1/29/98                   A-1+     P-1     25,000        24,544,167
                                                                        ------------
                                                                         133,424,050
                                                                        ------------

COMPUTER & OFFICE EQUIPMENT - 2.8%
   Pitney Bowes Credit Corp.
      5.63%      10/1/97                   A-1+     P-1     10,000        10,000,000
      5.64%      11/26/97                  A-1+     P-1     13,200        13,084,192
      5.57%      12/11/97                  A-1+     P-1      8,000         7,912,118
      5.53%      1/9/98                    A-1+     P-1     10,000         9,846,389
      5.52%      1/13/98                   A-1+     P-1     29,500        29,029,573
      5.52%      1/15/98                   A-1+     P-1      8,000         7,869,973
   Xerox Corp.
      5.47%      11/21/97                  A-1      P-1     19,500        19,348,891
                                                                        ------------
                                                                          97,091,136
                                                                        ------------
CONSUMER PRODUCTS - 2.4%
   Eastman Kodak Co.
      5.47%      10/10/97                  A-1+     P-1     22,500        22,469,231
      5.48%      10/15/97                  A-1+     P-1     20,000        19,957,378
      5.49%      10/24/97                  A-1+     P-1     20,000        19,929,850
      5.55%      10/29/97                  A-1+     P-1     20,000        19,913,667
                                                                        ------------
                                                                          82,270,126
                                                                        ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper (continued)

CREDIT UNIONS - 2.6%
   Central Corporate Credit Union
      5.55%      10/15/97                  A-1+     P-1    $18,000      $ 17,961,150
   Mid-States Corporate Federal Credit Union
      5.58%      10/24/97                  A-1+     P-1     22,100        22,021,213
   U.S. Central Credit Union
      5.49%    11/17/97                    A-1+     P-1     20,000        19,856,650
      5.48%      12/5/97                   A-1+     P-1     30,000        29,703,167
                                                                        ------------
                                                                          89,542,180
                                                                        ------------
ELECTRICAL & ELECTRONICS - 4.6%
   Emerson Electric Co.
      5.50%      1/8/98                    A-1+     P-1     28,500        28,068,937
   General Electric Co.
      5.50%      12/22/97                  A-1+     P-1     25,000        24,686,806
      5.50%      12/31/97                  A-1+     P-1     15,000        14,791,458
   Motorola Inc.
      5.47%      10/24/97                  A-1+     P-1     60,000        59,790,317
      5.46%      11/3/97                   A-1+     P-1     30,000        29,849,850
                                                                        ------------
                                                                         157,187,368
                                                                        ------------

ELECTRIC UTILITY - 2.1%
   Duke Energy Co.
      5.49%      10/14/97                  A-1+     P-1     20,000        19,960,350
   Northern States Power Co.
      5.51%      10/10/97                  A-1+     P-1     25,000        24,965,562
      5.48%      10/31/97                  A-1+     P-1     27,855        27,727,796
                                                                        ------------
                                                                          72,653,708
                                                                        ------------
ENTERTAINMENT - 1.0%
   Walt Disney Co.
      5.21%      11/19/97                  A-1      P-1     20,000        19,858,172
      5.20%      11/25/97                  A-1      P-1     15,000        14,880,833
                                                                        ------------
                                                                          34,739,005
                                                                        ------------
FINANCE, COMMERCIAL - 0.6%
   CIT Group Holdings Inc.
      5.45%      11/10/97                  A-1      P-1     20,000        19,878,889
                                                                        ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper (continued)

FINANCE, CONSUMER - 4.2%
   USAA Capital Corp.
      5.54%      10/7/97                   A-1+     P-1    $15,000      $ 14,986,150
      5.47%      10/27/97                  A-1+     P-1     15,000        14,940,742
      5.50%      11/6/97                   A-1+     P-1     10,000         9,945,000
      5.50%      11/10/97                  A-1+     P-1     10,155        10,092,942
      5.49%      11/12/97                  A-1+     P-1     30,000        29,807,850
      5.51%      11/14/97                  A-1+     P-1     15,000        14,898,983
      5.49%      12/2/97                   A-1+     P-1     20,000        19,810,900
      5.55%      1/9/98                    A-1+     P-1     15,000        14,768,750
      5.52%      2/10/98                   A-1+     P-1     15,000        14,696,400
                                                                        ------------
                                                                         143,947,717
                                                                        ------------
FINANCE, DIVERSIFIED - 3.1%
   General Electric Capital Corp.
      5.57%      10/1/97                   A-1+     P-1     15,000        15,000,000
      5.60%      10/9/97                   A-1+     P-1     15,000        14,981,333
      5.48%      10/14/97                  A-1+     P-1     13,339        13,312,604
      5.50%      11/3/97                   A-1+     P-1     15,000        14,924,375
      5.57%      12/4/97                   A-1+     P-1     10,000         9,900,978
      5.57%      12/9/97                   A-1+     P-1     24,700        24,436,307
      5.48%      1/13/98                   A-1+     P-1     15,000        14,762,533
                                                                        ------------
                                                                         107,318,130
                                                                        ------------
FOOD - 10.8%
   Campbell Soup Co.
      5.42%      10/8/97                   A-1+     P-1     10,000         9,989,461
      5.53%      11/20/97                  A-1+     P-1     10,000         9,923,194
      5.48%      12/1/97                   A-1+     P-1     25,000        24,767,861
      5.53%      12/3/97                   A-1+     P-1     20,000        19,806,450
      5.54%      4/17/98                   A-1+     P-1      4,000         3,878,120
   Cargill, Inc.
      5.48%      10/3/97                   A-1+     P-1     20,000        19,993,911
      5.40%      10/7/97                   A-1+     P-1     15,000        14,986,500
      5.52%      10/10/97                  A-1+     P-1     20,000        19,972,400
      5.48%      10/14/97                  A-1+     P-1     20,000        19,960,422
      5.53%      10/16/97                  A-1+     P-1      9,000         8,979,263
      5.47%      11/3/97                   A-1+     P-1     20,000        19,899,717
      5.47%      1/26/98                   A-1+     P-1     20,000        19,644,450
   General Mills Inc.
      5.55%      11/6/97                   A-1      P-1     15,000        14,917,500
   Hershey Foods
      5.46%      10/20/97                  A-1+     P-1     25,000        24,927,958
      5.48%      11/14/97                  A-1+     P-1     15,000        14,899,533
      5.48%      11/25/97                  A-1+     P-1     33,000        32,723,717
      5.48%      12/12/97                  A-1+     P-1     25,700        25,418,328

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper (continued)

FOOD (CONCLUDED)
   Kellogg Co.
      5.48%      10/10/97                  A-1+     P-1    $17,000      $ 16,976,710
      5.48%      10/23/97                  A-1+     P-1     23,833        23,753,186
      5.49%      12/10/97                  A-1+     P-1     25,000        24,733,125
                                                                        ------------
                                                                         370,151,806
                                                                        ------------
HOUSEHOLD PRODUCTS - 4.2%
   Procter & Gamble Co.
      5.47%      10/2/97                   A-1+     P-1     25,000        24,996,201
      5.48%      10/8/97                   A-1+     P-1     16,680        16,662,227
      5.46%      11/19/97                  A-1+     P-1     40,000        39,702,733
      5.46%      11/21/97                  A-1+     P-1     29,200        28,974,138
      5.48%      12/10/97                  A-1+     P-1     20,000        19,786,889
      5.48%      12/22/97                  A-1+     P-1     15,000        14,812,767
                                                                        ------------
                                                                         144,934,955
                                                                        ------------
INSURANCE, BROKERAGE - 1.4%
   Marsh & McLennan Companies Inc.
      5.38%      10/3/97                   A-1+     P-1     30,000        29,991,041
      5.60%      3/5/98                    A-1+     P-1     20,000        19,517,778
                                                                        ------------
                                                                          49,508,819
                                                                        ------------
INSURANCE, PROPERTY & CASUALTY - 3.3%
   A.I. Credit Corp.
      5.54%      10/20/97                  A-1+     P-1     15,000        14,956,142
      5.50%      1/9/98                    A-1+     P-1     25,000        24,618,056
      5.48%      1/14/98                   A-1+     P-1     20,000        19,680,333
   Chubb Capital Corp.
      5.51%      10/1/97                   A-1+     P-1     54,795        54,795,000
                                                                        ------------
                                                                         114,049,531
                                                                        ------------
INTEGRATED OIL - 2.6%
   Amoco Co.
      5.53%      10/17/97                  A-1+     P-1     40,000        39,901,689
      5.47%      1/21/98                   A-1+     P-1     25,000        24,574,556
      5.47%      1/22/98                   A-1+     P-1     25,000        24,570,757
                                                                        ------------
                                                                          89,047,002
                                                                        ------------
MACHINERY & TOOLS - 1.9%
   Dover Corp.
      5.70%      10/22/97                  A-1     --       19,650        19,584,664
      5.52%      10/24/97                  A-1     --       20,000        19,929,467
      5.60%      10/30/97                  A-1     --       15,000        14,932,333

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper (continued)

MACHINERY & TOOLS (CONCLUDED)
   Snap-On Incorporated
      5.51%      10/28/97                  A-1+     P-1    $10,000      $  9,958,675
                                                                        ------------
                                                                          64,405,139
                                                                        ------------
OIL TRANSPORTATION - 2.5%
   Colonial Pipeline Co.
      5.47%      10/6/97                   A-1+     P-1     17,500        17,486,705
      5.48%      10/17/97                  A-1+     P-1     23,100        23,043,739
      5.64%      11/4/97                   A-1+     P-1     10,000         9,946,733
      5.60%      12/12/97                  A-1+     P-1     10,000         9,888,000
      5.60%      12/16/97                  A-1+     P-1      9,200         9,091,236
      5.53%      3/17/98                   A-1+     P-1     15,000        14,615,204
                                                                        ------------
                                                                          84,071,617
                                                                        ------------
PAPER - 1.6%
   Kimberly-Clark Corp.
      5.50%      10/21/97                  A-1+     P-1     25,000        24,923,611
      5.50%      10/23/97                  A-1+     P-1     19,500        19,434,458
      5.48%      10/24/97                  A-1+     P-1     11,500        11,459,737
                                                                        ------------
                                                                          55,817,806
                                                                        ------------
PHARMACEUTICALS - 13.3%
   Abbott Laboratories
      5.47%      10/1/97                   A-1+     P-1     35,000        35,000,000
      5.47%      10/16/97                  A-1+     P-1     60,000        59,863,250
      5.50%      10/30/97                  A-1+     P-1     25,000        24,889,236
   Merck & Co., Inc.
      5.46%      12/1/97                   A-1+     P-1     70,000        69,351,621
   Schering-Plough Corp.
      5.65%      10/7/97                   A-1+     P-1     18,000        17,983,050
      5.58%      10/28/97                  A-1+     P-1     18,000        17,924,670
      5.50%      11/4/97                   A-1+     P-1      9,385         9,336,250
      5.64%      11/19/97                  A-1+     P-1     28,650        28,430,064
      5.47%      12/3/97                   A-1+     P-1     11,775        11,662,284
      5.50%      12/16/97                  A-1+     P-1     11,500        11,366,472
      5.48%      1/14/98                   A-1+     P-1      8,700         8,560,945
      5.49%      1/15/98                   A-1+     P-1     30,000        29,515,050
   Warner-Lambert Co.
      5.48%      11/19/97                  A-1+     P-1     53,150        52,753,560
      5.46%      11/26/97                  A-1+     P-1     20,000        19,830,133
      5.46%      12/16/97                  A-1+     P-1     25,000        24,711,833
      5.46%      12/22/97                  A-1+     P-1     35,000        34,564,717
                                                                        ------------
                                                                         455,743,135
                                                                         ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper (continued)

PUBLISHING - 0.4%
   McGraw-Hill, Inc.
      5.48%      12/18/97                  A-1      P-1    $14,500      $ 14,327,837
                                                                        ------------
RETAIL - 1.2%
   May Department Stores
      5.48%      10/27/97                  A-1      P-1     20,000        19,920,844
   Wal-Mart Stores
      5.50%      10/3/97                   A-1+     P-1     20,000        19,993,889
                                                                        ------------
                                                                          39,914,733
                                                                        ------------
STRUCTURED FINANCE - 6.2%
   CIESCO, L.P.
      5.52%      10/3/97                   A-1+     P-1     15,000        14,995,400
      5.49%      10/10/97                  A-1+     P-1     25,000        24,965,688
      5.50%      11/10/97                  A-1+     P-1     20,000        19,877,778
      5.50%      11/25/97                  A-1+     P-1     25,000        24,789,931
      5.53%      1/6/98                    A-1+     P-1     20,000        19,701,994
   Corporate Asset Funding Co., Inc.
      5.50%      11/6/97                   A-1+     P-1     30,000        29,835,000
      5.52%      11/14/97                  A-1+     P-1     25,000        24,831,333
      5.52%      11/17/97                  A-1+     P-1     25,000        24,819,833
   Corporate Receivables Corp.
      5.50%      10/17/97                  A-1      P-1     30,000        29,926,667
                                                                        ------------
                                                                         213,743,624
                                                                        ------------
TELEPHONE - 6.8%
   Ameritech Capital Funding Corp.
      5.46%      11/10/97                  A-1+     P-1     14,000        13,915,067
   Ameritech Corp.
      5.47%      10/29/97                  A-1+     P-1     15,000        14,936,183
      5.47%      11/6/97                   A-1+     P-1     10,000         9,945,300
      5.475%     11/7/97                   A-1+     P-1     25,000        24,859,323
      5.48%      12/4/97                   A-1+     P-1     25,000        24,756,444
      5.65%      12/5/97                   A-1+     P-1     15,000        14,846,979
      5.50%      12/29/97                  A-1+     P-1     15,000        14,796,042
   AT&T Corp.
      5.44%      10/15/97                  A-1+     P-1     50,000        49,894,222
   Bell Atlantic Network Funding Corp.
      5.54%      10/16/97                  A-1+     P-1     15,000        14,965,375
   SBC Communications Inc.
      5.49%      12/3/97                   A-1+     P-1     35,000        34,663,738
      5.50%      12/11/97                  A-1+     P-1     15,000        14,837,292
                                                                        ------------
                                                                         232,415,965
                                                                        ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------    Par
PRIME SERIES (continued)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Commercial Paper (concluded)

TRANSPORTATION - 1.9%
   United Parcel Service of America
      5.49%      11/3/97                   A-1+     P-1    $65,000    $   64,672,704
                                                                      --------------
   TOTAL COMMERCIAL PAPER                                              3,000,418,100
                                                                      --------------
 Medium-Term Note - 0.6%
   E.I. duPont de Nemours and Co.
      5.59%      10/8/97                   A-1+     P-1      9,500         9,499,925
   Eli Lilly & Co.
      6.20%      11/6/97                   A-1+     P-1     10,000        10,003,834
                                                                      --------------
   TOTAL MEDIUM-TERM NOTE                                                 19,503,759
                                                                      --------------
 Variable Rate Note - 3.6%
   Associates Corp. Master Note
      5.497%(b)  12/1/97                   A-1+     P-1     75,000        75,000,000
   Coca-Cola Co. Master Note
      5.377%(b)  3/13/98                   A-1+     P-1     50,000        50,000,000
                                                                      --------------
   TOTAL VARIABLE RATE NOTE                                              125,000,000
                                                                      --------------
 Federal Home Loan Bank - 1.6%
   FHLB
      5.46%      12/12/97                  AAA     --       15,000        14,998,863
      5.81%      1/23/98                   AAA     --       10,000        10,000,000
      5.80%      8/13/98                   AAA     --       15,000        15,000,000
      5.86%      9/2/98                    AAA     --       15,000        15,000,000
                                                                      --------------
   TOTAL FEDERAL HOME LOAN BANK                                           54,998,863
                                                                      --------------
 Federal National Mortgage Association - 3.2%
   FNMA
   Note
      5.79%      10/16/97                 --        P-1     20,000        20,000,000
      5.688%     11/13/97                 --        P-1     15,000        15,000,000
      5.59%      12/18/97                 --        P-1     35,000        35,000,000
      5.52%      1/15/98                  --        P-1     20,000        20,000,000
      5.54%      3/12/98                  --        P-1     20,000        20,000,000
                                                                      --------------
   TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           110,000,000
                                                                      --------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------    Par
PRIME SERIES (concluded)                  S&P    Moody's   (000)          Value
------------------------------------------------------------------------------------
 Repurchase Agreements - 3.7%(c)
   Goldman, Sachs & Co.
      6.11%(d)   10/1/97                  --       --      $75,800   $   75,000,000
   Morgan Stanley & Co.
      5.95%(e)   10/1/97                  --       --       50,000       50,000,000
                                                                     ---------------
   TOTAL REPURCHASE AGREEMENTS                                          125,000,000
                                                                     ---------------
TOTAL INVESTMENTS - 100.1%                                            3,434,920,722(f)
LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.1%)                      (1,892,982)
                                                                     ---------------
NET ASSETS - 100.0%                                                  $3,433,027,740
                                                                     ===============

Net Asset Value, Offering and Redemption Price Per:
   Prime Share
      ($2,938,450,337 / 2,938,441,857 shares outstanding)                     $1.00
                                                                              =====
   Flag Investors Class A Share
      ($6,920,887 / 6,920,623 shares outstanding)                             $1.00
                                                                              =====
   Flag Investors Class B Share
      ($380,804 / 380,804 shares outstanding)                                 $1.00
                                                                              =====
   Prime Institutional Share
      ($273,187,869 / 273,187,590 shares outstanding)                         $1.00
                                                                              =====
   Quality Cash Reserve Prime Share
      ($214,087,843 / 214,087,161 shares outstanding)                         $1.00
                                                                              =====

----------
(a) Most commercial paper is traded on a discount basis. In such cases, the interest rate shown represents the rate of discount paid or received at time of purchase by the Fund.

(b) Master note is payable upon demand by the Fund upon no more than five days' notice. Interest rates on master notes are redetermined weekly. Rates shown are the rates in effect on September 30, 1997.

(c) Collateral on repurchase agreements is taken into possession by the broker's custodial bank upon entering into the repurchase agreement. The collateral is marked to market daily to insure market value as being as least 102% of the resale price of the repurchase agreement.

(d) Dated 9/30/97, to be repurchased on 10/1/97, collateralized by U.S. Treasury Notes with a market value of $76,500,648.

(e) Dated 9/30/97, to be repurchased on 10/1/97, collateralized by U.S. Treasury Notes with a market value of $51,007,747.

(f) Aggregate cost for financial reporting and federal tax purposes.

MOODY'S RATINGS:
   Aaa   Bonds that are judged to be of the best quality.
   P-1   Commercial paper bearing this designation is of the best quality.

S&P RATINGS:
   AAA   Obligations that are of the highest quality.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                             Maturity        Par
TREASURY SERIES                                Date         (000)          Value
---------------------------------------------------------------------------------------
 U.S. Treasury Securities - 99.2%

   U.S. TREASURY BILLS(a) - 55.4%
      5.060%                                10/16/97      $ 19,100     $ 19,059,691
      5.070%                                10/16/97         7,000        6,985,213
      5.100%                                10/16/97        12,400       12,373,650
      5.060%                                10/23/97        28,000       27,913,332
      5.070%                                10/23/97         8,000        7,975,213
      5.130%                                 11/6/97         9,000        8,953,785
      5.140%                                 11/6/97         7,300        7,262,478
      5.010%                                11/13/97         6,300        6,262,262
      5.020%                                11/13/97         1,700        1,689,807
      5.060%                                11/13/97        15,800       15,704,412
      5.070%                                11/13/97         4,200        4,174,566
      5.100%                                11/13/97        11,600       11,529,337
      5.150%                                11/13/97         3,200        3,180,296
      5.160%                                11/13/97        11,800       11,727,273
      5.120%                                11/20/97        23,000       22,836,444
      5.120%                                11/20/97        43,000       42,694,222
      5.140%                                11/20/97         6,500        6,453,552
      4.890%                                11/28/97        17,100       16,965,281
      5.000%                                11/28/97        10,500       10,415,332
      5.070%                                11/28/97         6,000        5,950,942
      4.840%                                 12/4/97        25,000       24,784,889
      5.150%                                 12/4/97        11,500       11,394,711
      4.950%                                12/11/97         5,800        5,743,378
      4.970%                                12/11/97         4,300        4,257,852
      4.900%                                  1/8/98         1,900        1,874,398
      4.940%                                  1/8/98        25,000       24,660,031
      4.990%                                  1/8/98        50,000       49,313,875
      4.980%                                 1/22/98         8,200        8,071,820
      5.020%                                  2/5/98         2,600        2,553,955
      5.075%                                  2/5/98         2,800        2,749,870
      5.130%                                  2/5/98         3,100        3,043,843
                                                                       ------------
      TOTAL U.S. TREASURY BILLS                                         388,555,710
                                                                       ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                             Maturity        Par
TREASURY SERIES (concluded)                    Date         (000)          Value
---------------------------------------------------------------------------------------
 U.S. Treasury Securities (concluded)

   U.S. TREASURY NOTES - 43.8%
      8.750%                                10/15/97      $ 45,000     $ 45,056,019
      5.625%                                10/31/97        88,600       88,595,807
      5.750%                                10/31/97        20,000       20,005,282
      5.250%                                12/31/97       145,000      144,974,033
      6.000%                                12/31/97         8,400        8,413,780
                                                                       ------------
      TOTAL U.S. TREASURY NOTES                                         307,044,921
                                                                       ------------

TOTAL INVESTMENTS IN U.S. TREASURY SECURITIES - 99.2%                   695,600,631(b)
OTHER ASSETS LESS LIABILITIES, NET - 0.8%                                 5,314,857
                                                                       ------------
NET ASSETS - 100.0%                                                    $700,915,488
                                                                       ============
Net Asset Value, Offering and Redemption Price Per:
   Treasury Share
      ($634,225,149 / 634,129,293 shares outstanding)                         $1.00
                                                                              =====
   Treasury Institutional Share
       ($66,690,339 / 66,676,132 shares outstanding)                          $1.00
                                                                              =====

------------
(a) U.S. Treasury bills are traded on a discount basis. In such cases, the interest rate shown represents the yield at the date of purchase.

(b) Aggregate cost for financial reporting and federal tax purposes.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------        Par
TAX-FREE SERIES                           S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Alabama -- 2.1%
   Alabama Housing Finance Authority,
      Multifamily Housing Refunding RB
      (Heatherbrooke Project) DN
      (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+    --         $ 3,600   $ 3,600,000
   Alabama Housing Finance Authority,
      Multifamily Housing Refunding RB
      (Rime Village Hoover Project),
      Series 1996a DN (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+     VMIG-1      5,600      5,600,000
   University of Alabama, University of
      Alabama-Birmingham Hospital,
      Series A DN
         4.10%  10/7/97(a)                 A-1+     VMIG-1      7,200      7,200,000
                                                                        ------------
                                                                          16,400,000
                                                                        ------------
 Arkansas -- 0.2%
   Arkansas Development Authority Health
      Care Facility (Sisters of Mercy) DN
      (ABN-Amro Bank N.V. LOC)
         4.05%  10/7/97(a)                 A-1+     VMIG-1      1,800      1,800,000
                                                                        ------------
 Colorado -- 1.1%
   Colorado Housing Finance Authority,
      Multifamily Housing (Silver Reef
      Project) DN (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+     VMIG-1      8,290      8,290,000
                                                                        ------------
 Florida -- 5.3%
   Orlando Special Assessment RB,
      Republic Drive Interchange DN
      (Morgan Guaranty LOC)
         4.00%  10/7/97(a)                  --      VMIG-1     10,000     10,000,000
   Sunshine State Governmental Financing
      Commission, Commercial Paper
      Revenue Notes (Government
      Financing Program)
         3.70%  12/19/97(b)                A-1+     --         15,000     15,000,000
   Sunshine State Governmental Financing
      Commission RB (Union Bank
      of Switzerland LOC)
         3.80%  10/24/97(b)                --       VMIG-1     12,565     12,565,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Florida (concluded)
   Tampa Health Facilities Authority RB
      (Lifelink Foundation Inc. Project)
      DN (Suntrust Bank LOC)
         4.15%  10/7/97(a)                --        VMIG-1    $ 3,500   $  3,500,000
                                                                        ------------
                                                                          41,065,000
                                                                        ------------
 Georgia -- 13.1%
   Burke County PCR MB (Oglethorpe
      Power Company) (AMBAC Insurance)
         3.60%  12/1/97(b)                --        VMIG-1      6,000      6,000,000
   Cobb County Housing Authority,
      Multifamily Housing RB
      (Mill Bridge Project), DN
      (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+    --           8,500      8,500,000
   Cobb County Housing Authority RB
      (Post Bridge Project), Series
      1995 DN (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+    --           9,380      9,380,000
   Dekalb County Housing Authority,
      Multifamily Housing (Clairmont
      Crest Project) DN (FNMA LOC)
         4.15%  10/7/97(a)                 A-1+     VMIG-1      1,400      1,400,000
   Dekalb County Housing Authority,
      Multifamily Housing (Post
      Ashford Project) DN (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+    --           7,895      7,895,000
   Dekalb County Multifamily Housing
      Bonds (Camden Brooke Project)
      DN (FNMA LOC)
         4.15%  10/7/97(a)                --        VMIG-1      5,400      5,400,000
   Fulton County Development Authority
      (Georgia Tech Athletic Association
      Project), Series 1995 DN
      (Suntrust Bank LOC)
         4.15%  10/7/97(a)                --        VMIG-1      6,150      6,150,000
   Georgia Municipal Electric Authority,
      Series B DN (Credit Suisse LOC)
         4.05%  10/7/97(a)                 A-1+     P-1        12,000     12,000,000
   Georgia Municipal Electric Authority,
      Series C DN (Morgan Guaranty LOC)
         4.15%  10/7/97(a)                 A-1+     VMIG-1     19,600     19,600,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Georgia (concluded)
   Georgia Municipal Gas Authority,
      Gas RB DN (Wachovia LOC)
         4.10%  10/7/97(a)                 A-1+    --         $ 4,100   $  4,100,000
   Gwinnett County Housing Authority,
      Multifamily Housing (Post Corners
      Project), Series 1996 DN (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+     VMIG-1      5,000      5,000,000
   Macon-Bibb County Hospital Authority
      (Medical Center of Central Georgia),
      Series 1997 DN (Suntrust Bank LOC)
         4.15%  10/7/97(a)                 --       VMIG-1      3,000      3,000,000
   Roswell Housing Authority, Multifamily
      Housing (Post Canyon Project)
      DN (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+    --           5,500      5,500,000
   Smyrna Housing Authority (Post Valley
      Project), Series 1995 DN
      (FNMA LOC)
         4.10%  10/7/97(a)                 A-1+    --           7,100      7,100,000
                                                                        ------------
                                                                         101,025,000
                                                                        ------------
 Idaho -- 1.0%
   State of Idaho TAN
         4.625%  6/30/98(b)                SP-1+    MIG-1       7,500      7,540,071
                                                                        ------------
 Illinois -- 13.5%
   Illinois Development Finance Authority
      (Chicago Symphony Orchestra Project)
      DN (Northern Trust LOC)
         4.05%  10/7/97(a)                 A-1      VMIG-1     11,300     11,300,000
   Illinois Development Finance Authority
      (Lyric Opera Chicago) DN
      (Harris Trust & Savings Bank LOC)
         4.05%  10/7/97(a)                 A-1+     VMIG-1      6,100      6,100,000
   Illinois Development Finance Authority
      PCR (Commonwealth Edison Co.
      Project), Series 1994C DN
      (ABN-Amro Bank N.V. LOC)
         4.15%  10/7/97(a)                 A-1+     P-1         7,700      7,700,000
   Illinois Development Finance Authority
      PCR Refunding (Illinois Power Co.
      Project) DN (Canadian Imperial
      Bank LOC)
         4.15%  10/7/97(a)                 A-1+     VMIG-1      8,500      8,500,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Illinois (concluded)
   Illinois Development Finance Authority
      PCR (Illinois Power Co. Project)
      (Canadian Imperial Bank LOC)
         3.80%  3/17/98(b)                 A-1+     VMIG-1    $ 9,500   $  9,500,000
   Illinois Education Facilities Authority
      (Museum of Science and Industry)
      DN (Northern Trust LOC)
         4.05%  10/7/97(a)                --        VMIG-1      5,900      5,900,000
   Illinois Education Facilities Authority
      Adjustable Demand MB (John F.
      Kennedy Health Care Foundation)
      (Harris Trust LOC)
         3.90%  11/20/97(b)                A-1+    --          12,800     12,800,000
   Illinois Health Facilities Authority RB
      (Gottlieb Health) DN
      (Harris Trust LOC)
         4.05%  10/7/97(a)                --        VMIG-1      2,500      2,500,000
   Illinois Health Facilities Authority,
      Revolving Fund Pooled
      Financing Program (The University
      of Chicago Project)
         3.80%  12/2/97(b)                 A-1+     VMIG-1     16,400     16,400,000
   Illinois Health Facilities Authority
      (Carle Foundation Project) DN
      (Northern Trust LOC)
         4.05%  10/7/97(a)                --        VMIG-1      5,850      5,850,000
   Illinois Health Facilities Authority
      (Evanston Hospital Corp. Project),
      Series 1990A MB
         3.85%  10/15/97(b)                A-1+     VMIG-1     13,000     13,000,000
   Illinois Health Facilities Authority
      (Evanston Hospital Corp. Project),
      Series 1996 MB
         3.90%  7/31/98(b)                 A-1+     VMIG-1      5,000      5,000,000
                                                                        ------------
                                                                         104,550,000
                                                                        ------------
 Indiana -- 4.0%
   Evansville Hospital Authority, Hospital
      Revenue (Daughters of Charity,
      St. Mary's Medical Center of
      Evansville) DN
         4.10%  10/7/97(a)                 A-1+     VMIG-1      4,570      4,570,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Indiana (concluded)
   Mount Vernon PCR RB Solid Waste
      Disposal (General Electric),
      Series L DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1    $ 3,500   $  3,500,000
   Petersburg PCR (Indianapolis Power &
      Light Co.) DN (AMBAC Insurance)
         4.00%  10/7/97(a)                --        VMIG-1      4,100      4,100,000
   Petersburg PCR Refunding RB
      (Indianapolis Power & Light Co.)
         3.75%  11/14/97(b)                A-1+     VMIG-1      8,500      8,500,000
   Purdue University, Student Fee
      Bonds DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1     10,000     10,000,000
                                                                        ------------
                                                                          30,670,000
                                                                        ------------
 Iowa -- 1.0%
   Iowa Finance Authority Health Care
      Facility RB (Catholic Health Corp.-A)
      DN (Toronto Dominion LOC)
         4.00%  10/7/97(a)                 A-1+    --           7,700      7,700,000
                                                                        ------------
 Louisiana -- 3.5%
   East Baton Rouge Parish (Georgia-
      Pacific Corp.) PCR Bonds DN
      (Toronto Dominion LOC)
         4.05%  10/7/97(a)                 --        P-1         2,700      2,700,000
   Louisiana Offshore Terminal Authority,
      First Stage 1991 A (Loop Inc.)
      DN (Morgan Guaranty LOC)
         4.00%  10/7/97(a)                 A-1+     VMIG-1      5,300      5,300,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric),
      Series A
         3.85%  10/8/97(b)                --        P-1         6,325      6,325,000
   Plaquemines Port, Harbor and Terminal
      District, Marine Terminal Facilities
      Refunding RB (Tampa Electric)
         3.85%  10/8/97(b)                --        P-1         7,000      7,000,000
   St. Charles Parish PCR (Shell Oil Co.
      Project) DN
         3.95%  10/7/97(a)                 A-1+     P-1         6,050      6,050,000
                                                                        ------------
                                                                          27,375,000
                                                                        ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Maryland -- 4.2%
   Maryland Health & Higher Education
      Facility Authority (Daughters of
      Charity, National Health System) DN
         4.10%  10/7/97(a)                 A-1+     VMIG-1    $ 5,200   $  5,200,000
   Maryland Health & Higher Education
      Facility Authority (Daughters of
      Charity, National Health System) DN
         4.10%  10/7/97(a)                 --        VMIG-1     10,500    10,500,000
   Washington Suburban Sanitary District,
      Montgomery, Prince George's Counties
      GO BAN DN
         3.80%  10/7/97(a)                 A-1+     VMIG-1     16,600     16,600,000
                                                                        ------------
                                                                          32,300,000
                                                                        ------------
 Michigan -- 0.5%
   Delta County Economic Development
      Corp., Environmental Improvement RB
      (Mead-Escanaba Paper), Series 85 DN
      (Credit Suisse LOC)
         3.85%  10/1/97(a)                 A-1+    --           1,000      1,000,000
   Detroit Water Supply System DN
      (FGIC Insurance)
         4.15%  10/7/97(a)                 A-1+     VMIG-1      2,000      2,000,000
   Strategic Fund Consumer Power Co.
      PCR, Series 1988A DN (Union Bank
      of Switzerland LOC)
         3.85%  10/1/97(a)                --        P-1           800        800,000
                                                                        ------------
                                                                           3,800,000
                                                                        ------------
 Minnesota -- 1.1%
   Becker PCR (Northern States
      Power), Series 92
         3.80%  12/16/97(b)               --        P-1         3,000      3,000,000
   Rochester Health Care Facilities RB
      (Mayo Foundation/Mayo Medical
      Center), Series A
         3.80%  10/22/97(b)                A-1+    --           2,500      2,500,000
   Rochester Health Care Facilities RB
      (Mayo Foundation/Mayo Medical
      Center), Series C
         3.80%  10/22/97(b)                A-1+     VMIG-1      2,800      2,800,000
                                                                        ------------
                                                                           8,300,000
                                                                        ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Missouri -- 2.7%
   Missouri Health & Education Facility
      Authority (Sisters of Mercy),
      Series D DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1    $ 9,000   $  9,000,000
   Missouri Health & Education Facility
      Authority (SSM Health Care Series 88c)
      (Morgan Guaranty LOC)
         3.80%  12/16/97(b)               --        VMIG-1      3,600      3,600,000
   Missouri Health & Education Facility
      Authority (Washington University) DN
         4.15%  10/7/97(a)                 A-1+     VMIG-1      8,600      8,600,000
                                                                        ------------
                                                                          21,200,000
                                                                        ------------
 Montana -- 1.6%
   Forsyth PCR (Portland General Electric
      Project), Series 1983-B DN
         4.00%  10/7/97(a)                 A-1+     P-1        12,400     12,400,000
                                                                        ------------
 New Jersey -- 1.5%
   Gloucester County PCR (Mobil Oil
      Refining Co. Project), Series 1993 DN
         3.70%  10/7/97(a)                 A-1+     VMIG-1        600        600,000
   Mercer County Improvement Authority
      (Pooled Government Loan Project),
      Series 1985 DN (Credit Suisse LOC)
         3.80%  10/7/97(a)                 A-1+     VMIG-1      1,600      1,600,000
   New Jersey Economic Development
      Authority (Public Service Electric &
      Gas Company), Series 1995A DN
      (Swiss Bank LOC)
         3.70%  10/7/97(a)                 A-1+     VMIG-1      3,300      3,300,000
   Salem County IDA PCR (E.I. duPont
      de Nemours and Co. Project),
      Series 1982A DN
         3.60%  10/7/97(a)                 A-1+     VMIG-1      5,700      5,700,000
                                                                        ------------
                                                                          11,200,000
                                                                        ------------
 New York -- 0.7%
   New York City Municipal Water Finance
      Authority, Series 3 TECP (Toronto
      Dominion LOC)
         3.85%  10/9/97(b)                 A-1+     P-1         5,300      5,300,000
                                                                        ------------

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 North Carolina -- 0.3%
   North Carolina Medical Care Commission
      (Moses H. Cone Memorial Hospital
      Project), Series 1995 DN (Wachovia
      Bank LOC)
         4.05%  10/7/97(a)                 A-1+     VMIG-1     $1,200   $  1,200,000
   North Carolina Medical Care Commission
      (Baptist Hospital Project),
      Series 1992B DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1      1,000      1,000,000
                                                                        ------------
                                                                           2,200,000
                                                                        ------------
 Ohio -- 3.2%
   Clermont County Health Facilities
      Authority (Mercy Health Systems
      Project), Series 1996A DN
         4.05%  10/7/97(a)                --        VMIG-1      4,700      4,700,000
   Clermont County Health Facilities
      Authority (Mercy Health Systems
      Project), Series 1994B DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1      7,336      7,336,000
   Franklin County Hospital
      (Holy Cross Health System Corp.
      Project), Series 1995 DN (Morgan
      Guaranty LOC)
         4.15%  10/7/97(a)                 A-1+     VMIG-1      1,400      1,400,000
   Franklin County Hospital Facilities
      Refunding and Improvement RB
      (U.S. Health Corp. of Columbus)
      DN (Morgan Guaranty LOC)
         3.80%  10/7/97(a)                --        VMIG-1      6,700      6,700,000
   Hamilton County Hospital Finance
      Authority RB (Health Alliance
      Hospital Project), Series B DN
      (Credit Suisse LOC)
         4.10%  10/7/97(a)                 A-1+     VMIG-1      5,000      5,000,000
                                                                        ------------
                                                                          25,136,000
                                                                        ------------
 Oklahoma -- 3.6%
   Oklahoma Industries Authority
      Hospital RB (St. Anthony Parking
      Garage B) (Morgan Guaranty LOC)
         3.85%  12/1/97(b)                --        VMIG-1      2,300      2,300,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Oklahoma (concluded)
   Oklahoma Industries Authority
      Hospital RB (Baptist Medical Center
      of Oklahoma, Inc. Project) DN
         4.20%  10/7/97(a)                 A-1+     VMIG-1    $ 9,375   $  9,375,000
   Oklahoma Industries Authority Medical
      Practice Facility RB (SSM Health
      Care Obligated Group) (St. Anthony
      Physicians Building Project)
      (Morgan Guaranty LOC)
         3.80%  12/1/97(b)                --        VMIG-1      6,445      6,445,000
   Oklahoma State Water Resources Board,
      State Loan Program RB
         3.75%  3/2/98(b)                  A-1+    --          10,000     10,000,000
                                                                        ------------
                                                                          28,120,000
                                                                        ------------
 Oregon -- 2.6%
   Clackamas County Hospital Facility
      Authority RB (Kaiser Permanente),
      Series 1984
         3.55%  10/1/97(b)                 A-1+    --           2,700      2,700,000
   Kalmath Falls Electric Revenue (Salt Caves
      Hydroelectric Project), Series D
      (Escrowed In U.S. Treasuries)
         4.50%  5/1/98(b)                  SP-1+   --          17,500     17,564,062
                                                                        ------------
                                                                          20,264,062
                                                                        ------------
 Pennsylvania -- 2.7%
   Delaware County IDA Solid Waste
      (Kimberly-Clark Project),
      Series 1984B DN
         4.00%  10/7/97(a)                 A-1+     P-1         6,500      6,500,000
   Emmaus General Authority, Pooled Loan,
      Series 1996 DN (Financial Security
      Assurance LOC)
         4.05%  10/7/97(a)                 A-1+     VMIG-1      6,400      6,400,000
   Lehigh County Water RB, Series 1984 DN
      (ABN-Amro Bank N.V. LOC)
         4.10%  10/7/97(a)                 A-1+    --           3,300      3,300,000
   Philadelphia Hospital & Higher
      Educational Facility Authority
      (Children's Hospital of Philadelphia
      Project), Series 1992B DN
         3.90%  10/1/97(a)                 A-1+     VMIG-1        400        400,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Pennsylvania (concluded)
   Philadelphia Hospital & Higher
      Educational Facility Authority
      (Children's Hospital of Philadelphia
      Project), Series 1996A DN
         3.90%  10/1/97(a)                 A-1+     VMIG-1     $  500   $   500,000
   York County IDA PCR (PECO Energy Co.
      Project), Series 1993A DN
      (Toronto Dominion LOC)
         3.75%  10/1/97(a)                 A-1+     P-1         3,500      3,500,000
                                                                        ------------
                                                                          20,600,000
                                                                        ------------
 Tennessee -- 2.1%
   Knox County Health, Education and
      Housing Facilities (Webb School of
      Knoxville Project), Series 1997 DN
      (Suntrust Bank LOC)
         4.15%  10/7/97(a)                --        VMIG-1      5,000      5,000,000
   Memphis GO, Series A DN
      (Westdeutsche Landesbank LOC)
         4.15%  10/7/97(a)                 A-1+     VMIG-1      2,500      2,500,000
   Tennessee GO BAN DN
         4.05%  10/7/97(a)                 SP-1+    VMIG-1      9,000      9,000,000
                                                                        ------------
                                                                          16,500,000
                                                                        ------------
 Texas -- 17.4%
   Austin Combined Utility Systems TECP,
      Series A (Travis & Williamson Counties)
      (Morgan Guaranty LOC)
         3.75%  12/12/97(b)                A-1+     P-1         4,876      4,876,000
   Austin Combined Utility Systems TECP,
      Series A (Travis & Williamson Counties)
      (Morgan Guaranty LOC)
         3.70%  12/12/97(b)                A-1+     P-1         8,735      8,735,000
   Board of Regents, Texas A & M
      University System
         3.80%  12/15/97(b)                A-1+     P-1        16,000     16,000,000
   Harris County Toll Road, Unlimited Tax
      and Subordinate Lien RB, Series G DN
         4.10%  10/7/97(a)                 A-1+     VMIG-1      2,800      2,800,000
   Harris County Toll Road, Unlimited Tax
      and Subordinate Lien RB, Series H DN
         4.10%  10/7/97(a)                 A-1+     VMIG-1     10,300     10,300,000
   Hockley County IDA (Amoco Co.
      Project) DN
         3.80%  11/1/97(b)                 A-1+    --           8,000      8,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997
(UNAUDITED)

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Texas (concluded)
   Houston GO, Series A TECP
         3.80%  12/16/97(b)                A-1+     P-1       $ 8,600   $  8,600,000
   Houston GO, Series B TECP
         3.80%  12/16/97(b)                A-1+     P-1         9,800      9,800,000
   Lower Colorado River Authority TECP
         3.65%  11/5/97(b)                 A-1+     P-1         3,300      3,300,000
   Lower Colorado River Authority TECP,
      Series D (Morgan Guaranty LOC)
         3.65%  11/19/97(b)                A-1+     P-1        13,400     13,400,000
   Lower Neches Valley Authority
      (Chevron, Inc.)
         3.75%  2/17/98(b)                 A-1+     P-1         6,600      6,600,000
   San Antonio Gas and Electric TECP
         3.75%  10/23/97(b)                A-1+     P-1         6,500      6,500,000
   Texas Higher Education Facilities
      Authority Revenue, Series 85b
      (FGIC Insurance) DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1      3,560      3,560,000
   Texas State TRAN
         4.75%  8/31/98(b)                 SP-1+    VMIG-1     22,000     22,176,293
   Texas State Veterans Housing
      Assistance Fund DN
         4.10%  10/7/97(a)                 A-1+     VMIG-1      4,885      4,885,000
   Yoakum County Industrial Development
      PCR (Amoco Co. Project)
         3.80%  11/1/97(b)                 A-1+    --           5,265      5,265,000
                                                                        ------------
                                                                         134,797,293
                                                                        ------------
 Utah -- 0.6%
   Utah County Environmental
      Improvement RB (USX Corp. Project)
      DN (Wachovia LOC)
         3.75%  1/15/98(b)                 A-1+     VMIG-1      5,000      5,000,000
                                                                        ------------
 Virginia -- 0.3%
   Hampton Roads Regional Jail Authority,
      Series 1996B DN (Wachovia Bank LOC)
         4.05%  10/7/97(a)                 A-1+     VMIG-1      2,500      2,500,000
                                                                        ------------
 Washington -- 4.9%
   King County Sewer Revenue Notes,
      Series A TECP
         3.70%  11/14/97(b)                A-1+     P-1        10,000     10,000,000

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------

                                              Rating
                                          --------------        Par
TAX-FREE SERIES (continued)               S&P    Moody's       (000)      Value
------------------------------------------------------------------------------------
 Washington (concluded)
   King County Sewer Revenue Notes,
      Series A TECP
         3.75%  11/13/97(b)                A-1      P-1       $10,000   $ 10,000,000
   Washington GO DN
         4.05%  10/7/97(a)                 A-1+     VMIG-1     17,800     17,800,000
                                                                        ------------
                                                                          37,800,000
                                                                        ------------
 Wisconsin -- 4.2%
   Oak Creek PCR (Wisconsin Electric
      Power Co. Project) DN
         4.20%  10/7/97(a)                --        P-1         3,200      3,200,000
   Pleasant Prairie Village PCR Refunding
      (Wisconsin Electric Power
      Co. Project) DN
         4.10%  10/7/97(a)                 A-1+     P-1        10,000     10,000,000
   Wisconsin Health Facilities Authority RB
      (Daughters of Charity, St. Mary's
      Hospital) DN
         4.10%  10/7/97(a)                --        VMIG-1      4,150      4,150,000
   Wisconsin TRAN
         4.50%  6/15/98(b)                 SP-1+    VMIG-1     15,000     15,066,165
                                                                        ------------
                                                                          32,416,165
                                                                        ------------
 Wyoming -- 0.6%
   Carbon County PCR (Amoco Co. Project)
         3.80%  11/1/97(b)                 A-1+    --           4,800      4,800,000

TOTAL INVESTMENTS - 99.6%                                                 771,048,591(c)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 0.4%                          3,268,052
                                                                        ------------

NET ASSETS - 100.0%                                                     $774,316,643
                                                                        ============
Net Asset Value, Offering and Redemption Price Per:
  Tax-Free Share
   ($702,661,433 / 702,733,598 shares outstanding)                             $1.00
                                                                               =====
  Tax-Free Institutional Share
   ($71,655,210 / 71,655,199 shares outstanding)                               $1.00
                                                                               =====

--------
(a) Demand security; payable upon demand by the Fund with usually no more than seven (7) calendar days' notice. Interest rates are redetermined periodically. Rates shown are those in effect on September 30, 1997.

(b) Security has an outstanding call, mandatory put or optional put by the issuer. Par value and maturity date reflect such call or put.

(c) Aggregate cost for financial reporting and federal tax purposes.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS                                       SEPTEMBER 30, 1997

TAX-FREE SERIES (concluded)
--------------------------------------------------------------------------------
INVESTMENT ABBREVIATIONS:

   BAN     Bond Anticipation Notes
   DN      Demand Notes
   GO      General Obligation Bonds
   IDA     Industrial Development Authority
   IDR     Industrial Development Revenue Bonds
   LOC     Letter of Credit
   MB      Municipal Bonds
   PCR     Pollution Control Revenue Bonds
   RAN     Revenue Anticipation Notes
   RB      Revenue Bonds
   TAN     Tax Anticipation Notes
   TECP    Tax-Exempt Commercial Paper
   TRAN    Tax Revenue Anticipation Notes

INSURANCE ABBREVIATIONS:
   AMBAC   AMBAC Indemnity Corp.
   FGIC    Financial Guaranty Insurance Corporation
   MBIA    Municipal Bond Investors Assurance

MOODY'S MUNICIPAL BOND RATINGS:
   Aaa     Bonds that are judged to be of the best quality.
   Aa Bonds that are judged to be of high quality by all standards. Issues are sometimes rated with a 1, 2 or 3, which denote a high, medium or low ranking within the rating.
   MIG-1   Notes bearing this designation are of the best quality.
   VMIG-1 Variable rate demand obligations bearing this designation are of the best quality.
   P-1     Commercial paper bearing this designation is of the best quality.

S&P MUNICIPAL BOND RATINGS:
   AAA     Obligations that are of the highest quality.
   AA Obligations that have the second strongest capacity for payment of debt service. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.
   SP-1 Notes that have a strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are assigned a plus (+) designation.
   A-1 Commercial paper that has a strong degree of safety regarding timely payment. Those issues determined to possess very strong safety characteristics are denoted with a plus (+) sign.

        A detailed description of the above ratings can be found in the Fund's Statement of Additional Information.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997

                                           Prime         Treasury        Tax-Free
                                          Series          Series          Series
------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 1):
   Interest income                       $87,054,105     $18,180,919     $13,306,931
                                         -----------     -----------     -----------
EXPENSES:
   Distribution fee (Note 2)               3,970,178         780,951         850,459
   Investment advisory fee (Note 2)        4,090,678         844,989         981,655
   Transfer agent fee                      1,568,681         137,872          73,177
   Custodian fee                             186,739          43,486          31,711
   Accounting fee (Note 2)                    80,721          62,478          33,016
   Directors' fees                           152,800          22,553          36,138
   Registration fees                         518,500          37,193          66,206
   Legal fees                                 31,265           6,173           4,878
   Printing & postage fees                    80,290          16,044          24,392
   Other expenses                            124,940          40,705          13,578
                                         -----------     -----------     -----------
            Total expenses                10,804,792       1,992,444       2,115,210
         Less: Fees waived (Note 2)          (65,144)             --              --
                                         -----------     -----------     -----------
              Net expenses                10,739,648       1,992,444       2,115,210
                                         -----------     -----------     -----------
Net investment income                     76,314,457      16,188,475      11,191,721
                                         -----------     -----------     -----------
Net realized gain/(loss) from security
   transactions                                   --          47,222            (906)
                                         -----------     -----------     -----------
Net increase in net assets resulting
   from operations                       $76,314,457     $16,235,697     $11,190,815
                                         ===========     ===========     ===========

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS                            SEPTEMBER 30, 1997

                                                             PRIME SERIES
------------------------------------------------------------------------------------
                                                     For the Six        For the
                                                    Months Ended      Year Ended
                                                    September 30,      March 31,
                                                    -------------     ----------
                                                       1997(1)            1997
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                            $   76,314,457   $  132,679,566
   Net realized gain/(loss) on sales of
     investments                                                --           13,047
                                                    --------------   --------------
   Net increase in net assets resulting
     from operations                                    76,314,457      132,692,613

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     BT Alex. Brown Cash Reserve Prime, Treasury
       and Tax-Free Shares, respectively               (65,730,315)    (119,826,842)
     BT Alex. Brown Cash Reserve
       Institutional Shares                             (5,694,643)      (4,256,297)
     Flag Investors Class A Shares                        (168,552)        (295,562)
     Flag Investors Class B Shares                          (6,546)          (1,260)
     Quality Cash Reserve Prime Shares                  (4,714,401)      (8,299,605)
                                                    --------------   --------------
     Total distributions                               (76,314,457)    (132,679,566)

CAPITAL SHARE TRANSACTIONS, NET - (NOTE 3)             565,564,126      264,670,792
                                                    --------------   --------------
   Total increase/(decrease) in net assets             565,564,126      264,683,839
NET ASSETS:
   Beginning of period                               2,867,463,614    2,602,779,775
                                                    --------------   --------------
   End of period                                    $3,433,027,740   $2,867,463,614
                                                    ==============   ==============

-------
(1) Unaudited.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)


                                                                   TREASURY SERIES                         TAX-FREE SERIES
---------------------------------------------------------------------------------------------------------------------------------
                                                        For the Six              For the           For the Six         For the
                                                       Months Ended            Year Ended         Months Ended       Year Ended
                                                       September 30,            March 31,         September 30,       March 31,
                                                       -------------           ----------         -------------      ----------
                                                          1997(1)                 1997                1997(1)            1997
INCREASE/(DECREASE) IN NET ASSETS
OPERATIONS:
   Net investment income                               $ 16,188,475         $ 33,069,786         $ 11,191,721       $ 16,906,007
   Net realized gain/(loss) on sales of
     investments                                             47,222                1,180                 (906)            15,016
                                                       ------------         ------------         ------------       ------------
   Net increase in net assets resulting
     from operations                                     16,235,697           33,070,966           11,190,815         16,921,023

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
     BT Alex. Brown Cash Reserve Prime, Treasury
       and Tax-Free Shares, respectively                (14,496,429)         (30,533,284)         (10,547,076)       (16,906,007)
     BT Alex. Brown Cash Reserve
       Institutional Shares                              (1,692,046)          (2,536,502)            (644,645)                --
     Flag Investors Class A Shares                               --                   --                   --                 --
     Flag Investors Class B Shares                               --                   --                   --                 --
     Quality Cash Reserve Prime Shares                           --                   --                   --                 --
                                                       ------------         ------------         ------------       ------------
     Total distributions                                (16,188,475)         (33,069,786)         (11,191,721)       (16,906,007)

CAPITAL SHARE TRANSACTIONS, NET - (NOTE 3)              (38,785,307)          21,015,478          127,105,524         75,690,009
                                                       ------------         ------------         ------------       ------------
   Total increase/(decrease) in net assets              (38,738,085)          21,016,658          127,104,618         75,705,025
NET ASSETS:
   Beginning of period                                  739,653,573          718,636,915          647,212,025        571,507,000
                                                       ------------         ------------         ------------       ------------
   End of period                                       $700,915,488         $739,653,573         $774,316,643       $647,212,025
                                                       ============         ============         ============       ============

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                         For the Six
                                                        Months Ended
                                                        September 30,
                                                        -------------
                                                            1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period               $         1.00
                                                        ------------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.0246

LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.0246)
                                                        ------------------
   Net asset value at end of period                     $         1.00
                                                        ==================
TOTAL RETURN:
   Based on net asset value per share                             4.95%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                       0.67%(2)
   Net investment income                                          4.91%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period                          $2,938,450,337
   Number of shares outstanding at end of period         2,938,441,857

----------
(1) Unaudited.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------


                                                                           For the Year ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                     1997             1996             1995             1994             1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period              $  1.00           $ 1.00           $ 1.00           $ 1.00          $ 1.00
                                                ---------------- ---------------- ---------------- ---------------- ---------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.0478           0.0524           0.0442           0.0262          0.0295

LESS DISTRIBUTIONS:
   Dividends from net investment income                (0.0478)         (0.0524)         (0.0442)         (0.0262)        (0.0295)
                                                ---------------- ---------------- ---------------- ---------------- ---------------
   Net asset value at end of period                     $ 1.00           $ 1.00           $ 1.00           $ 1.00          $ 1.00
                                                ================ ================ ================ ================ ===============
TOTAL RETURN:
   Based on net asset value per share                     4.88%            5.36%            4.51%            2.65%           2.99%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                               0.62%            0.60%            0.61%            0.62%           0.63%
   Net investment income                                  4.77%            5.21%            4.46%            2.62%           2.95%

SUPPLEMENTAL DATA:
   Net assets at end of period                  $2,545,532,365   $2,386,681,216   $1,472,079,739   $1,350,334,979  $1,470,711,552
   Number of shares outstanding at end of period 2,545,523,885    2,386,684,392    1,472,077,488    1,350,332,916   1,470,709,489

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A
--------------------------------------------------------------------------------

                                                                 For the Six
                                                                Months Ended
                                                                September 30,
                                                                -------------
                                                                    1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $  1.00
                                                                ------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.0246

LESS DISTRIBUTIONS:
   Dividends from net investment income                            (0.0246)
                                                                ------------
   Net asset value at end of period                                $  1.00
                                                                ============
TOTAL RETURN:
   Based on net asset value per share                                 4.95%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                           0.67%(2)
   Net investment income                                              4.90%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period                                  $6,920,887
   Number of shares outstanding at end of period                 6,920,623

----------
(1) Unaudited.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS A (continued)
--------------------------------------------------------------------------------




                                                                             For the Year Ended March 31,
                                                  ---------------------------------------------------------------------------------
                                                      1997             1996            1995              1994              1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period            $  1.00          $  1.00         $  1.00           $  1.00           $  1.00
                                                  ------------     ------------    ------------     -------------     -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                              0.0478           0.0524          0.0442            0.0262            0.0295

LESS DISTRIBUTIONS:
   Dividends from net investment income              (0.0478)         (0.0524)        (0.0442)          (0.0262)          (0.0295)
                                                  ------------     ------------    ------------     -------------     -------------
   Net asset value at end of period                  $  1.00          $  1.00         $  1.00           $  1.00           $  1.00
                                                  ============     ============    ============     =============     =============
TOTAL RETURN:
   Based on net asset value per share                   4.88%            5.36%           4.51%             2.65%             2.99%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                             0.63%            0.60%           0.61%             0.62%             0.63%
   Net investment income                                4.78%            5.25%           4.26%             2.62%             2.95%

SUPPLEMENTAL DATA:
   Net assets at end of period                    $6,521,574       $5,976,831      $7,726,696       $18,116,648       $10,392,282
   Number of shares outstanding at end of period   6,521,310        5,976,824       7,726,698        18,116,633        10,392,267

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B
--------------------------------------------------------------------------------

                                                                  For the Six
                                                                 Months Ended
                                                                 September 30,
--------------------------------------------------------------------------------
                                                                     1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $ 1.00
                                                                -----------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.0208

LESS DISTRIBUTIONS:
   Dividends from net investment income                           (0.0208)
                                                                -----------
   Net asset value at end of period                                $ 1.00
                                                                ===========
TOTAL RETURN:
   Based on net asset value per share                                4.19%(3)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                          1.42%(3)
   Net investment income                                             4.17%(3)

SUPPLEMENTAL DATA:
   Net assets at end of period                                   $380,804
   Number of shares outstanding at end of period                  380,804

----------
(1) Unaudited.
(2) Commencement of operations.
(3) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

FLAG INVESTORS CASH RESERVE PRIME SHARES--CLASS B (continued)
--------------------------------------------------------------------------------

                                                                 For the Period
                                                  For the Year  April 3, 1995(2)
                                                     Ended          through
                                                    March 31,       March 31,
--------------------------------------------------------------------------------
                                                      1997            1996
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period            $ 1.00          $  1.00
                                                   ----------        ---------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                             0.0414           0.0361

LESS DISTRIBUTIONS:
   Dividends from net investment income             (0.0414)         (0.0361)
                                                   ----------        ---------
   Net asset value at end of period                  $ 1.00          $  1.00
                                                   ==========        =========
TOTAL RETURN:
   Based on net asset value per share                  4.22%             3.69%(3)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                            1.42%             1.38%(3)
   Net investment income                               4.10%             4.30%(3)

SUPPLEMENTAL DATA:
   Net assets at end of period                     $227,098          $ 10,200
   Number of shares outstanding at end of period    227,098            10,200

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                               For the Six
                                                              Months Ended
                                                              September 30,
--------------------------------------------------------------------------------
                                                                  1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                        $  1.00
                                                            --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.0258

LESS DISTRIBUTIONS:
   Dividends from net investment income                          (0.0258)
                                                            --------------
   Net asset value at end of period                              $  1.00
                                                            ==============
TOTAL RETURN:
   Based on net asset value per share                               5.21%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                         0.42%(2)
   Net investment income                                            5.20%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period                              $273,187,869
   Number of shares outstanding at end of period             273,187,590


----------
(1) Unaudited.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE PRIME INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------

                                                                              For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1997             1996             1995             1994             1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period              $  1.00         $  1.00          $  1.00          $  1.00          $  1.00
                                                  -------------    -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.0503          0.0548           0.0472           0.0294           0.0327

LESS DISTRIBUTIONS:
   Dividends from net investment income                (0.0503)        (0.0548)         (0.0472)         (0.0294)         (0.0327)
                                                  -------------    -------------    -------------    -------------    -------------
   Net asset value at end of period                    $  1.00         $  1.00          $  1.00          $  1.00          $  1.00
                                                  =============    =============    =============    =============    =============
TOTAL RETURN:
   Based on net asset value per share                     5.15%           5.62%            4.82%            2.98%            3.32%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                               0.38%           0.35%            0.36%            0.30%            0.31%
   Net investment income                                  5.04%           5.32%            4.57%            2.94%            3.24%

SUPPLEMENTAL DATA:
   Net assets at end of period                    $117,812,047     $53,699,315      $11,904,716      $23,437,449      $28,884,078
   Number of shares outstanding at end of period   117,811,768      53,699,535       11,904,663       23,437,512       28,884,132

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

QUALITY CASH RESERVE PRIME SHARES
--------------------------------------------------------------------------------

                                                              For the Six
                                                             Months Ended
                                                             September 30,
--------------------------------------------------------------------------
                                                                 1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                       $   1.00
                                                            --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                          0.0231

LESS DISTRIBUTIONS:
   Dividends from net investment income                          (0.0231)
                                                            --------------
   Net asset value at end of period                              $  1.00
                                                            ==============
TOTAL RETURN:
   Based on net asset value per share                               4.66%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                         0.96%(2,3)
   Net investment income                                            4.62%(2,4)

SUPPLEMENTAL DATA:
   Net assets at end of period                              $214,087,843
   Number of shares outstanding at end of period             214,087,161


----------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers assumed was 1.02%, 0.98% and 0.95% for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.56%, 4.43% and 4.86% for the six months ended September 30, 1997 and the years ended March 31, 1997 and 1996, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



QUALITY CASH RESERVE PRIME SHARES (continued)
--------------------------------------------------------------------------------

                                                                            For the Year Ended March 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                        1997            1996            1995           1994             1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period             $   1.00          $  1.00         $  1.00        $  1.00          $  1.00
                                                  --------------   --------------   -------------  -------------   --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.0449           0.0493          0.0402         0.0218           0.0253

LESS DISTRIBUTIONS:
   Dividends from net investment income                (0.0449)         (0.0493)        (0.0402)       (0.0218)         (0.0253)
                                                  --------------   --------------   -------------  -------------   --------------
   Net asset value at end of period                    $  1.00          $  1.00         $  1.00        $  1.00         $   1.00
                                                  ==============   ==============   =============  =============   ==============
TOTAL RETURN:
   Based on net asset value per share                     4.59%            5.04%           4.09%          2.20%            2.53%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                               0.91%(3)         0.90%(3)        0.96%          1.06%            1.04%
   Net investment income                                  4.50%(4)         4.91%(4)        4.04%          2.18%            2.53%

SUPPLEMENTAL DATA:
   Net assets at end of period                    $197,370,530     $156,412,213     $94,592,158    $92,678,440     $101,321,868
   Number of shares outstanding at end of period   197,369,848      156,412,393      94,591,979     92,678,268      101,321,668

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES
--------------------------------------------------------------------------------

                                                                For the Six
                                                               Months Ended
                                                               September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                         $  1.00
                                                             --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.0225

LESS DISTRIBUTIONS:
   Dividends from net investment income                           (0.0225)
                                                             --------------
   Net asset value at end of period                               $  1.00
                                                             ==============
TOTAL RETURN:
   Based on net asset value per share                                4.54%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                          0.60%(2)
   Net investment income                                             4.64%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period                               $634,225,149
   Number of shares outstanding at end of period              634,129,293


----------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.56% for each of the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.08%, 2.53% and 2.86% for the years ended March 31, 1995, 1994 and 1993, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE TREASURY SHARES (continued)
--------------------------------------------------------------------------------

                                                                           For the Year Ended March 31,
--------------------------------------------------------------------------------------------------------------------------------
                                                      1997            1996            1995             1994             1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period             $  1.00         $  1.00         $  1.00          $  1.00          $  1.00
                                                 --------------  --------------  --------------   --------------   -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                               0.0453          0.0494          0.0411           0.0255           0.0285

LESS DISTRIBUTIONS:
   Dividends from net investment income               (0.0453)        (0.0494)        (0.0411)         (0.0255)         (0.0285)
                                                 --------------  --------------  --------------   --------------   -------------
   Net asset value at end of period                   $  1.00         $  1.00         $  1.00          $  1.00          $  1.00
                                                 ==============  ==============  ==============   ==============   =============
TOTAL RETURN:
   Based on net asset value per share                    4.63%           5.05%           4.19%            2.58%            2.89%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                              0.61%           0.58%           0.55%(3)         0.54%(3)         0.55%(3)
   Net investment income                                 4.54%           4.94%           4.09%(4)         2.55%(4)         2.87%(4)

SUPPLEMENTAL DATA:
   Net assets at end of period                   $678,444,803    $666,814,158    $512,167,212     $581,724,214     $618,175,839
   Number of shares outstanding at end of period  678,391,386     666,762,028     512,162,864      581,723,448      618,152,465

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                                For the Six
                                                               Months Ended
                                                               September 30,
--------------------------------------------------------------------------------
                                                                   1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                          $  1.00
                                                               -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                            0.0245

LESS DISTRIBUTIONS:
   Dividends from net investment income                            (0.0245)
                                                               -------------
   Net asset value at end of period                                $  1.00
                                                               =============
TOTAL RETURN:
   Based on net asset value per share                                 4.94%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                           0.35%(2)
   Net investment income                                              4.88%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period                                 $66,690,339
   Number of shares outstanding at end of period                66,676,132

----------
(1) Unaudited.
(2) Annualized.
(3) Ratio of expenses to average daily net assets prior to partial fee waivers was 0.31%, 0.29% and 0.27% for the years ended March 31, 1995, 1994 and 1993, respectively.
(4) Ratio of net investment income to average daily net assets prior to partial fee waivers was 4.14%, 2.80% and 3.15% for the years ended March 31, 1995, 1994 and 1993, respectively.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE TREASURY INSTITUTIONAL SHARES (continued)
--------------------------------------------------------------------------------


                                                                            For the Year Ended March 31,
----------------------------------------------------------------------------------------------------------------------------------
                                                       1997            1996             1995             1994             1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period             $  1.00         $  1.00          $  1.00          $  1.00          $  1.00
                                                  -------------   -------------    -------------    -------------    -------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                               0.0481          0.0523           0.0438           0.0282           0.0314

LESS DISTRIBUTIONS:
   Dividends from net investment income               (0.0481)        (0.0523)         (0.0438)         (0.0282)         (0.0314)
                                                  -------------   -------------    -------------    -------------    -------------
   Net asset value at end of period                   $  1.00         $  1.00          $  1.00          $  1.00          $  1.00
                                                  =============   =============    =============    =============    =============
TOTAL RETURN:
   Based on net asset value per share                    4.92%           5.36%            4.47%            2.86%            3.19%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                              0.33%           0.33%            0.30%(3)         0.27%(3)         0.26%(3)
   Net investment income                                 4.81%           5.12%            4.15%(4)         2.82%(4)         3.16%(4)

SUPPLEMENTAL DATA:
   Net assets at end of period                    $61,208,770     $51,822,757      $14,051,995      $39,692,848      $60,146,987
   Number of shares outstanding at end of period   61,199,345      51,823,226       14,046,467       39,688,259       60,140,874

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES
--------------------------------------------------------------------------------

                                                            For the Six
                                                           Months Ended
                                                           September 30,
--------------------------------------------------------------------------------
                                                               1997(1)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                      $  1.00
                                                          --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                        0.0156

LESS DISTRIBUTIONS:
   Dividends from net investment income                        (0.0156)
                                                          --------------
   Net asset value at end of period                            $  1.00
                                                          ==============
TOTAL RETURN:
   Based on net asset value per share                             3.36%(2)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                       0.60%(2)
   Net investment income                                          3.10%(2)

SUPPLEMENTAL DATA:
   Net assets at end of period                            $702,661,433
   Number of shares outstanding at end of period           702,733,598


----------
(1) Unaudited.
(2) Annualized.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------



BT ALEX. BROWN CASH RESERVE TAX-FREE SHARES (continued)
--------------------------------------------------------------------------------

                                                                            For the Year Ended March 31,
-----------------------------------------------------------------------------------------------------------------------------------
                                                        1997            1996            1995             1994             1993
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period              $  1.00         $  1.00          $  1.00          $  1.00          $  1.00
                                                  --------------  --------------   --------------   --------------   --------------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                0.0286          0.0318           0.0271           0.0184           0.0213

LESS DISTRIBUTIONS:
   Dividends from net investment income                (0.0286)        (0.0318)         (0.0271)         (0.0184)         (0.0213)
                                                  --------------  --------------   --------------   --------------   --------------
   Net asset value at end of period                    $  1.00         $  1.00          $  1.00          $  1.00          $  1.00
                                                  ==============  ==============   ==============   ==============   ==============
TOTAL RETURN:
   Based on net asset value per share                     2.90%           3.23%            2.75%            1.86%            2.15%

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                               0.62%           0.60%            0.57%            0.58%            0.60%
   Net investment income                                  2.86%           3.16%            2.74%            1.84%            2.13%

SUPPLEMENTAL DATA:
   Net assets at end of period                    $647,212,025    $571,507,000     $475,384,229     $378,859,232     $315,661,447
   Number of shares outstanding at end of period   647,283,274     571,593,265      475,474,913      378,939,262      315,700,742

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

BT ALEX. BROWN CASH RESERVE TAX-FREE INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

                                                             For the Period
                                                             June 2, 1997(1)
                                                                 through
                                                              September 30,
--------------------------------------------------------------------------------
                                                                  1997(2)
PER SHARE OPERATING PERFORMANCE:
   Net asset value at beginning of period                         $  1.00
                                                                  -------
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income                                           0.0110

LESS DISTRIBUTIONS:
   Dividends from net investment income                           (0.0110)
                                                                  -------
   Net asset value at end of period                               $  1.00
                                                                  =======
TOTAL RETURN:
   Based on net asset value per share                                3.38%(3)

RATIOS TO AVERAGE DAILY NET ASSETS:
   Expenses                                                          0.35%(3)
   Net investment income                                             3.36%(3)

SUPPLEMENTAL DATA:
   Net assets at end of period                                $71,655,210
   Number of shares outstanding at end of period               71,655,199

----------
(1) Commencement of operations.
(2) Unaudited.
(3) Annualized.

                       See Notes to Financial Statements.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     BT Alex. Brown Cash Reserve Fund, Inc. (the "Fund"), formerly Alex. Brown Cash Reserve Fund, Inc., commenced operations August 11, 1981. The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end Investment Management Company. Its objective is to seek as high a level of current income as is consistent with preservation of capital and liquidity.

     The Fund consists of three portfolios: the Prime Series, the Treasury Series and the Tax-Free Series. The Prime Series consists of five classes: BT Alex. Brown Cash Reserve Prime Shares ("Prime Shares"), Flag Investors Cash Reserve Prime Shares Class A ("Flag Investors Class A Shares"), Flag Investors Cash Reserve Prime Shares Class B ("Flag Investors Class B Shares"), Quality Cash Reserve Prime Shares ("Quality Cash Shares") and BT Alex. Brown Cash Reserve Prime Institutional Shares ("Prime Institutional Shares"). The Treasury Series consists of two classes: BT Alex. Brown Cash Reserve Treasury Shares ("Treasury Shares") and BT Alex. Brown Cash Reserve Treasury Institutional Shares ("Treasury Institutional Shares"). The Tax-Free Series consists of two classes: BT Alex. Brown Cash Reserve Tax-Free Shares ("Tax-Free Shares") and BT Alex. Brown Tax-Free Institutional Shares ("Tax-Free Institutional Shares"). Shareholders can vote only on issues that affect the share classes they own.

     When preparing the Fund's financial statements, management makes estimates and assumptions to comply with generally accepted accounting principles. These estimates affect 1) the assets and liabilities that we report at the date of the financial statements; 2) the contingent assets and liabilities that we disclose at the date of the financial statements; and 3) the revenues and expenses that we report for the period. Our estimates could be different from the actual results. The Fund's significant accounting policies are:

     A. SECURITY VALUATION--Each portfolio has a weighted average maturity of 90 days or less. The Fund values portfolio securities on the basis of amortized cost, which approximates market value. Using this method, the Fund values a security at its cost when it is purchased. The Fund then assumes a constant amortization to maturity of any discount or premium.

     B. REPURCHASE AGREEMENTS--The Prime Series may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the broker agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is sufficient if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

     C. FEDERAL INCOME TAXES--The Fund determines its distributions according to income tax regulations, which may be different from generally accepted

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 1--CONCLUDED

        accounting principles. As a result, the Fund occasionally makes reclassifications within its capital accounts to reflect income and gains that are available for distribution under income tax regulations.

            The Fund is organized as a regulated investment company. As long as it maintains this status and distributes to its shareholders substantially all of its taxable net investment income and net realized capital gains, it will be exempt from most, if not all, federal income and excise taxes. As a result, the Fund has made no provisions for federal income taxes. Each portfolio is treated as a separate entity for federal income tax purposes.

        The Tax-Free Series and Prime Series each have a capital loss carryforward of $72,632 and $1,520, respectively, that may be carried forward to offset any capital gains. These capital loss carryforwards begin to expire in the years 2000 and 2005, respectively, if not used.

     D. SECURITY TRANSACTIONS, INVESTMENT INCOME AND DISTRIBUTIONS--The Fund uses the trade date to account for security transactions and the specific identification method for financial reporting and income tax purposes to determine the cost of investments sold or redeemed. Interest income is recorded on an accrual basis and includes the pro rata scientific method for amortization of premiums and accretion of discounts when appropriate. Dividends to shareholders are declared daily. Dividend distributions or reinvestments are made monthly.

     E. EXPENSES--Operating expenses for each share class are charged to that class' operations. If a Fund expense cannot be directly attributed to a share class, the expense is prorated among the classes that the expense affects and is based on the classes' relative net assets.

NOTE 2--INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND OTHER FEES

     Investment Company Capital Corp. ("ICC"), an indirect subsidiary of Bankers Trust New York Corporation, is the investment advisor for all series. Under the terms of the investment advisory agreement, the Fund pays ICC an annual fee based on the Fund's aggregate average daily net assets. This fee is calculated daily and paid monthly at the following annual rates: 0.30% of the first $500 million, 0.26% of the next $500 million, 0.25% of the next $500 million, 0.24% of the next $1 billion, 0.23% of the next $1 billion and 0.22% of the amount over $3.5 billion. The Prime Series pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.02% of its average daily net assets. The Tax-Free Series also pays an additional fee that is calculated daily and paid monthly at the annual rate of 0.03% of its average daily net assets. Prior to August 23, 1995, the Fund paid ICC a different annual fee based on the Fund's aggregate average daily net assets. This fee was calculated daily and paid monthly at the following annual rates: 0.25% of the first $500 million, 0.21% of the next $500 million, 0.20% of the next $500 million and 0.19% of the amount over $1.5 billion.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--CONTINUED

     PNC Institutional Management Corporation ("PIMC") is the sub-advisor for the Tax-Free Series. As compensation for its subadvisory services, ICC pays PIMC an annual fee based on the Tax-Free Series' aggregate average daily net assets. This fee is calculated daily and paid monthly, at the following annual rates:
0.15% of the first $250 million, 0.13% of the next $250 million, 0.11% of the next $250 million, 0.09% of the next $250 million, 0.075% of the next $3 billion and 0.06% of the amount over $4 billion. For the six months ended September 30, 1997, ICC paid PIMC $468,992 for sub-advisory services for the Tax-Free Series.

     As compensation for its accounting services, the Prime Series and Treasury Series pay ICC an annual fee that is calculated daily and paid monthly from the two series' average daily net assets. The Prime Series paid $80,721 and the Treasury Series paid $62,478 to ICC for accounting services for the six months ended September 30, 1997.

     As compensation for its accounting services, the Tax-Free Series pays PFPC Inc. ("PFPC"), an affiliate of PIMC, an annual fee that is calculated daily and paid monthly from its average daily net assets. The Tax-Free Series paid $33,016 to PFPC for accounting services for the six months ended September 30, 1997.

     As compensation for its transfer agent services, the three series pay ICC a per account fee that is calculated and paid monthly. The Prime Series paid $1,568,681, the Treasury Series paid $137,872 and the Tax-Free Series paid $73,177 to ICC for transfer agent services for the six months ended September 30, 1997.

     As compensation for providing distribution services, the Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares pay ICC Distributors, Inc. ("ICC Distributors") an annual fee equal to 0.25% of these classes' average daily net assets. The Prime Shares, Flag Investors Class A Shares, Treasury Shares and Tax-Free Shares paid $3,348,079, $8,593, $780,951 and $850,459 for distribution services, respectively, for the six months ended September 30, 1997. The Quality Cash Shares and Flag Investors Class B Shares also pay ICC Distributors an annual fee for distribution services. This fee is equal to 0.60% of the Quality Cash Shares' aggregate average daily net assets or $611,936 and 1.00% of the Flag Investors Class B Shares' aggregate average daily net assets or $1,570 for the six months ended September 30, 1997. Prior to September 1, 1997, Alex. Brown & Sons Incorporated ("Alex. Brown") served as these classes' distributor for the same compensation and on substantially the same terms and conditions as ICC Distributors.

     ICC and ICC Distributors may voluntarily waive or reimburse a portion of their advisory or distribution fees for the Prime, Treasury and Tax-Free Series to preserve or enhance each series' performance. If ICC decides to waive part of its fee, PIMC will waive the same proportion of its fee for the same time periods. These voluntary waivers and reimbursements are not contractual and could change. Any reimbursements by ICC, ICC Distributors or PIMC are limited to the fees they actually received for the fiscal year. ICC and PIMC did not waive any advisory fees for the six months ended September 30, 1997. Alex. Brown and ICC Distributors voluntarily waived distribution fees of $65,144 for the Quality Cash Shares for the six months ended September 30, 1997.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--CONCLUDED

     The Fund's complex offers a retirement plan for eligible Directors. The actuarially computed pension expense allocated to the Fund for the period April 1, 1997 to September 30, 1997 was $52,521 for the Prime Series, $16,503 for the Treasury Series and $12,723 for the Tax-Free Series. The accrued liability on September 30, 1997 was $200,329 for the Prime Series, $73,343 for the Treasury Series and $70,395 for the Tax-Free Series.

NOTE 3--CAPITAL STOCK AND SHARE INFORMATION

     The Fund is authorized to issue up to 8 billion shares of $.001 par value capital stock (4.9 billion Prime Series, 1.5 billion Treasury Series, 1.25 billion Tax-Free Series and 350 million undesignated). Transactions in shares of the Fund were as follows:

                                               September 30, 1997(1)  March 31, 1997
                                               ---------------------  --------------
PRIME SERIES:
   SOLD:
     Prime Shares                                11,369,880,500      22,263,288,298
     Flag Investors Class A Shares                    3,206,149           9,331,912
     Flag Investors Class B Shares                      201,502             328,144
     Prime Institutional Shares                   2,406,523,910         912,825,877
     Quality Cash Shares                            568,353,311       1,001,597,821
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Prime Shares                                    61,059,227         113,931,978
     Flag Investors Class A Shares                      161,160             281,420
     Flag Investors Class B Shares                        5,497               1,264
     Prime Institutional Shares                       4,043,078           3,084,567
     Quality Cash Shares                              4,546,262           8,045,624
   REDEEMED:
     Prime Shares                               (11,038,021,755)    (22,218,380,783)
     Flag Investors Class A Shares                   (2,967,996)         (9,068,618)
     Flag Investors Class B Shares                      (53,293)           (112,510)
     Prime Institutional Shares                  (2,255,191,166)       (851,798,212)
     Quality Cash Shares                           (556,182,260)       (968,685,990)
                                                ---------------     ---------------
       Net increase                                 565,564,126         264,670,792
                                                ===============     ===============
TREASURY SERIES:
   SOLD:
     Treasury Shares                              1,572,249,194       4,075,840,415
     Treasury Institutional Shares                  255,563,421         458,391,680
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Treasury Shares                                 13,865,596          29,377,891
     Treasury Institutional Shares                    1,049,363           1,597,049
   REDEEMED:
     Treasury Shares                             (1,630,376,883)     (4,093,588,948)
     Treasury Institutional Shares                 (251,135,998)       (450,602,609)
                                                ---------------     ---------------
       Net increase/(decrease)                      (38,785,307)         21,015,478
                                                ===============     ===============

---------
(1) Unaudited.

BT ALEX. BROWN CASH RESERVE FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

NOTE 3--CONCLUDED

                                               September 30, 1997(1)  March 31, 1997
                                               ---------------------  --------------
TAX-FREE SERIES:
   SOLD:
     Tax-Free Shares                              3,095,805,785       5,222,168,283
     Tax-Free Institutional Shares                  111,749,850                  --
   ISSUED AS REINVESTMENT OF DIVIDENDS:
     Tax-Free Shares                                  9,990,055          16,162,636
     Tax-Free Institutional Shares                           --                  --
   REDEEMED:
     Tax-Free Shares                             (3,050,345,516)     (5,162,640,910)
     Tax-Free Institutional Shares                  (40,094,651)                 --
                                                 --------------      --------------
       Net increase                                 127,105,523          75,690,009
                                                 ==============      ==============

-------
(1) Unaudited.

NOTE 4--NET ASSETS

     On September 30, 1997, net assets consisted of:

                                                Prime        Treasury       Tax-Free
                                               Series         Series         Series
                                           --------------   ------------  ------------
PAID-IN CAPITAL                            $3,433,020,772   $700,801,236  $774,388,797
Undistributed net realized gain/(loss) on
   sales of investments                             6,968        114,252       (72,154)
                                           --------------   ------------  ------------
                                           $3,433,027,740   $700,915,488  $774,316,643
                                           ==============   ============  ============

NOTE 5--SHAREHOLDER MEETING

     Alex. Brown Incorporated, which was the parent corporation of the Fund's investment advisor, merged into a subsidiary of Bankers Trust New York Corporation on September 1, 1997. Due to the change in control of Alex. Brown Incorporated, the Fund held a special meeting for its shareholders on August 14, 1997. During the meeting, shareholders of each series approved new Investment Advisory Agreements between the Fund and ICC with respect to the Prime Series, Treasury Series and Tax-Free Series. Shareholders of the Tax-Free Series also approved a new Sub-Advisory Agreement between ICC and PIMC with respect to the Tax-Free Series. These new agreements are substantially the same as the former agreements. In addition, the Fund's shareholders elected the following Directors: James J. Cunnane, Richard T. Hale, John F. Kroeger, Louis E. Levy, Eugene J. McDonald, Rebecca W. Rimel, Truman T. Semans and Carl W. Vogt.

BOARD OF DIRECTORS
--------------------------------------------------------------------------------

       RICHARD T. HALE                        EUGENE J. McDONALD
          Chairman                                 Director

      JAMES J. CUNNANE                         REBECCA W. RIMEL
          Director                                 Director

       JOHN F. KROEGER                         TRUMAN T. SEMANS
          Director                                 Director

        LOUIS E. LEVY                         CARL W. VOGT, Esq.
          Director                                 Director


OFFICERS
--------------------------------------------------------------------------------

         HARRY WOOLF                             AMY M. OLMERT
          President                                Secretary

      JOSEPH A. FINELLI                       LAURIE D. COLLIDGE
          Treasurer                           Assistant Secretary


--------------------------------------------------------------------------------

           Distributor                             Custodian
     ICC DISTRIBUTORS, INC.                  BANKERS TRUST COMPANY
          P.O. Box 7558                       130 Liberty Street
       Portland, ME 04101                     New York, NY 10006
         (207) 879-6200
                                                Transfer Agent
       Investment Advisor              INVESTMENT COMPANY CAPITAL CORP.
INVESTMENT COMPANY CAPITAL CORP.               One South Street
        One South Street                      Baltimore, MD 21202
       Baltimore, MD 21202                      (800) 553-8080

           Sub-Advisor                             Auditors
        (Tax-Free Series)                  COOPERS & LYBRAND L.L.P.
        PNC INSTITUTIONAL                   2400 Eleven Penn Center
     MANAGEMENT CORPORATION                 Philadelphia, PA 19103
      103 BELLEVUE PARKWAY
      Wilmington, DE 19809


--------------------------------------------------------------------------------

This report is prepared for the general information of shareholders of BT Alex. Brown Cash Reserve Fund, Inc. It may be distributed only to current shareholders or to persons who have received a current prospectus.

                             [Logo] BT ALEX. BROWN

                              BALTIMORE, MD 21202
                                One South Street
                                 (410) 727-1700
================================================================================

        ANNAPOLIS, MD 21403                         NEW YORK, NY 10104
   410 Severn Avenue, Suite 202                1290 Avenue of the Americas,
          (410) 268-4040                                10th Floor
                                                      (212) 237-2000
         ATLANTA, GA 30305
  One Piedmont Center, Suite 400                  PHILADELPHIA, PA 19103
     3565 Piedmont Road, N.E.                 1635 Market Street, 17th Floor
          (404) 261-1000                              (215) 563-2300

         BOSTON, MA 02110                           RICHMOND, VA 23219
  101 Federal Street, 15th Floor                     100 Shockoe Slip
          (617) 737-8181                              (804) 644-8000

         CHICAGO, IL 60606                        SAN FRANCISCO, CA 94111
    The USG Building, Suite 1900             101 California Street, 46th Floor
       222 West Adams Street                          (415) 544-2800
          (312) 424-6000
                                                     TOKYO 105, JAPAN
         DALLAS, TX 75201                       Shiroyama Jt. Mori Building
   200 Crescent Court, Suite 500                   12F, 4-3-1 Toranomon,
          (214) 740-7700                           Minato-Ku, Tokyo 105
                                                    011-81-3-5401-2270
        FISHKILL, NY 12524
 300 Westage Bus. Ctr., Suite 310                    TOWSON, MD 21204
          (914) 897-4900                    210 W. Pennsylvania Ave., Ste. 260
                                                      (410) 825-8600
    GENEVA, SWITZERLAND (1204)
    7, Rue du Rhone, 1st Floor                     WASHINGTON, DC 20005
        011-41-22-312-4000                      500 The Washington Building
                                                 1440 New York Ave., N.W.
        GREENWICH, CT 06830                           (202) 626-7000
        One Pickwick Plaza
          (203) 869-5555                         WEST PALM BEACH, FL 33401
                                                  The Esperante Building
      JACKSONVILLE, FL 32202                  222 Lakeview Avenue, Suite 1200
200 West Forsyth Street, Suite 1520                   (561) 832-4488
          (904) 355-0643
                                                   WILMINGTON, DE 19801
     LONDON, ENGLAND EC2N 2HE                 1201 Market Street, Suite 1001
        Austin Friars House                           (302) 656-8111
   2-6 Austin Friars, 2nd Floor
        011-44-171-786-7410                       WINSTON-SALEM, NC 27101
                                             200 West Second Street, Suite 500
       LOS ANGELES, CA 90017                          (910) 724-6921
601 South Figueroa St., Suite 3650
          (213) 892-0500


--------
Information may be obtained and shares may be purchased through any of the offices listed above.



(c) BY BT ALEX. BROWN INCORPORATED

BT ALEX. BROWN CASH RESERVE FUND, INC.
P.O. Box 1346
Baltimore, MD 21203
                                                     ----------------
                                                     |   BULK RATE  |
                                                     | U.S. Postage |
                                                     |     PAID     |
                                                     | Charlotte, NC|
                                                     |Permit No. 136|
                                                     ----------------